CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 63,131	$ 35,002	$ 33,030
Adjustments to reconcile net income to net cash provided by operating activities:
Impairment and write down of other investments and fixed assets	0	0	59
Impairment of available for sale marketable securities	714	292	143
Gain derived from deconsolidation of subsidiary and equity in losses )gains) of affiliated companies	(25,870)	1,070	335
Depreciation and amortization	14,363	15,451	14,605
Changes in value of debentures	2,496	1,728	0
Increase (decrease) in accrued severance pay, net	3,025	(148)	(1,618)
Gain from sale of operation and subsidiaries	(630)	(146)	(4,389)
Loss (gain) from sale of property, plants and equipment	(2)	1	(2,219)
Stock-based compensation expenses	4,623	1,464	1,641
Changes in financial liabilities, net	0	325	(202)
Loss from repurchase of convertible debt, net	0	0	2
Changes in value of long term loans and deposits, net	133	64	(210)
Changes in deferred taxes, net	(3,798)	(3,355)	665
Change in liability in respect of business combinations	1,292	265	458
Loss (gain) from sale and decrease (increase) in value of marketable securities classified as trading	1,421	630	(2,609)
Changes in operating assets and liabilities:
Decrease (increase) in inventories	2,938	(3,007)	340
Decrease (increase) in trade receivables	(21,795)	(9,500)	13,057
Decrease (increase) in other current and long-term accounts receivable	(9,924)	(1,129)	12,478
Increase (decrease) in trade payables	(10,584)	5,666	1,604
Increase (decrease) in other accounts payable and employees and payroll accrual	4,386	925	(12,875)
Increase (decrease) in deferred revenues	(86)	5,351	1,345
Net cash provided by operating activities	25,833	50,949	55,640
Cash flows from investing activities:
Acquisition of newly-consolidated subsidiaries and activities (Appendix C)	(40,188)	(14,378)	(1,262)
Changes due to deconsolidation and realization of investments in previously-consolidated subsidiaries (Appendix D)	(16,599)	0	3,482
Proceeds from sale of activity in a consolidated company	0	146	105
Changes in restrictions on short term deposit	0	400	4,040
Purchase of property and equipment	(8,907)	(5,348)	(2,713)
Proceeds from sale of marketable securities, net	21,500	12,246	3,064
Proceeds from sale of property, plants and equipment	43	446	5,666
Investment in and loans to affiliates and other companies	(8,765)	(1,160)	0
Payments to former shareholders of consolidated company	0	0	(6,455)
Changes in short term deposits, net	(5,179)	13,445	(11,945)
Proceeds from long term bank deposits	0	0	139
Capitalization of software development and other costs	(9,744)	(9,186)	(6,960)
Net cash used in investing activities	(67,839)	(3,389)	(12,839)
Cash flows from financing activities:
Exercise of employees stock options in subsidiaries	890	1,850	1,224
Dividend paid to non-controlling interests in subsidiaries	(9,418)	(13,959)	(8,400)
Dividend to Formula's shareholders	(9,731)	(19,986)	(29,964)
Short-term bank credit, net	5,043	(229)	(247)
Repayment of long-term loans from banks and others	(6,461)	(7,574)	(8,616)
Proceeds from long term loans	45,420	0	0
Proceeds from (repayment) of short-term loans	0	(3,381)	1,580
Issuance in a subsidiary to non-controlling interest	0	20,290	0
Purchase of non-controlling interests	(5,187)	(3,768)	(3,774)
Proceeds from SWAP transactions	0	2,423	1,061
Repayment of capital lease	(213)	0	0
Repayment and repurchase of debenture	0	(15,927)	(5,824)
Net cash provided by (used in) financing activities	20,343	(40,261)	(52,960)
Effect of exchange rate changes on cash and cash equivalents	(673)	3,004	(238)
Net increase (decrease) in cash and cash equivalents	(22,336)	10,303	(10,397)
Cash and cash equivalents at beginning of year	110,508	100,205	110,602
Cash and cash equivalents at end of year	88,172	110,508	100,205
Supplemental cash flow information:
Interest	1,628	3,847	4,064
Income tax	13,843	7,356	4,444
Non-cash activities:
Dividend payable to Formula's shareholders and to non-controlling interests in subsidiaries	0	0	6,694
Assets retirement obligation	0	0	275
Purchase of property and equipment	2,696	0	0
Receivables from sale of property	0	0	450
Acquisition of newly-consolidated subsidiaries and activities:
Working capital (other than cash and cash equivalents)	(2,823)	(3,341)	0
Property and equipment	(1,534)	(304)	0
Goodwill and intangible assets	(49,382)	(18,443)	(1,262)
Long-term liabilities	13,385	5,199	0
Other long term assets	0	717	0
Long term deferred tax liability	1,742	(173)	0
Liability to formerly shareholders	7,483	0	0
Cash designated to distribution to former shareholders	(4,821)	0	0
Cash paid in conjunction with acquisitions of activities	(6,020)	0	0
Non-controlling interests at acquisition date	1,782	1,967	0
Total	(40,188)	(14,378)	(1,262)
Changes due to deconsolidation and realization of investments in previously-consolidated subsidiaries:
Working capital (other than cash and cash equivalents)	(7,796)	0	(2,259)
Property and equipment	1,220	0	144
Other assets, deferred expenses and long term payables	3,527	0	1,337
Goodwill and intangible assets	42,269	0	206
Adjustment to other comprehensive loss	0	0	(230)
Non-controlling interests at loss of control date	(10,916)	0	0
Investment in affiliated company presentation due to loss of control	(71,366)	0	0
Gain from realization of investments in subsidiaries	26,463	0	4,284
Total	$ (16,599)	$ 0	$ 3,482